August 1998

Dear VariFund(TM) Policyowner:

Enclosed for your review are the Semi-Annual Reports for the Canada Life of America Series Fund, the Fidelity Investments Variable Insurance Products Fund, the Fidelity Investments Variable Insurance Products Fund II, the Fidelity Investments Variable Insurance Products Fund III, the Seligman Portfolio Inc., the Dreyfus Variable Investment Fund, the Montgomery Variable Funds III, the Berger/BIAM Fund and the Alger American Fund for the period ending June 30, 1998. We encourage you to review this information and refer to it as needed throughout the year.

Also, we are pleased to provide you with the enclosed supplement, dated July 27, 1998, to the Canada Life of America Series Fund, Inc. prospectus contained within the prospectus for your VariFund variable annuity. This supplement provides information pertaining to CL Capital Management, Inc., the Investment Advisor for the Canada Life of America Series Fund Inc.

We are also enclosing a supplement dated July 27, 1998, to your Canada Life of New York Variable Annuity Account 1 prospectus. This supplement provides information pertaining to a change in portfolio manager for the Dreyfus Socially Responsible Growth Fund Inc.

For your convenience, the tear-off form below is provided to allow you to add additional payments to your VariFund policy. Policies issued before January 28, 1996, remain as flexible premium annuities and additional payments are permitted. Policies issued after that date are single premium only.

Sincerely,



Ronald E. Beettam, President
Canada Life Insurance Company of New York

--------------------------------------------------------------------------------

Policyowner(s):__________________________________Policy Number:________________

If you are changing allocation, please complete the following:

_______This payment only
_______This payment and all future payments
_______Re-allocate all current assets

___% Money Market                          ___% Fidelity VIP Overseas
___% Managed                               ___% Fidelity VIP II Asset Manager
___% Bond                                  ___% Fidelity Index 500
___% Value Equity                          ___% Fidelity Contrafund
___% Capital                               ___% Fidelity Growth Opportunities
___% International Equity                  ___% Dreyfus Growth & Income
___% Berger/BIAM IPT International         ___% Dreyfus Socially Responsible
___% Berger Small Company Growth           ___% Dreyfus Capital Appreciation
___% Seligman Frontier                     ___% Alger Small Cap
___% Seligman Communication & Information  ___% Alger Growth
___% Fidelity VIP Growth                   ___% Alger MidCap
___% Fidelity VIP High Income              ___% Alger Leveraged AllCap
___% Fixed Account                         ___% Montgomery Emerging Markets
                                           ___% Montgomery Growth

Total must equal 100%. Please make checks payable to Canada Life Insurance Company of New York.


____________________                     _______________________________________
      Date                                         Policyowner Signature



 Variable annuity policies issued by Canada Life Insurance Company of New York
   Offered by Canada Life of America Financial Services, Inc., Member, NASD

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

The Alger American Fund, filed August 18, 1998
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed August 26, 1998
     Portfolios which include: Berger/BIAM IPT-International Fund

Canada Life of America Series Fund, Inc., filed August 26, 1998
     Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital

Dreyfus Variable Investment Fund, filed August 25, 1998
     Portfolios which include: Dreyfus Growth and Income

The Dreyfus Socially Responsible Growth Fund, Inc., filed August 25, 1998
     Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed August 20, 1998
     Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed August 21, 1998
     Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed August 21, 1998
     Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund II, filed August 21, 1998
     Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed August 20, 1998
     Portfolios which include: Fidelity VIP II Index 500

Seligman Portfolios, Inc., filed August 28, 1998
     Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed August 26, 1998
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

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

V  A  R  I  F  U  N  D(TM)                                                                                      A  N  N  U  I  T  Y
====================================================================================================================================
VARIABLE SUB-ACCOUNT PERFORMANCE                                       Average Annual Total Returns For Periods Ending June 30, 1998
Single Premium Variable Annuity                                                                          Assuming Contract Continues


PORTFOLIO TYPE               PORTFOLIO                                       ONE      THREE    FIVE      TEN     SINCE     INCEPTION
                                                                    YTD     YEAR      YEAR     YEAR     YEAR   INCEPTION      DATE
------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios         Alger American Growth                    26.11%   35.41%   23.60%   22.08%     N/A     19.61%     01/08/89
                          Alger American Leveraged AllCap          24.71%   31.21%   24.89%    N/A       N/A     34.94%     01/25/95
                          Alger American MidCap Growth             19.63%   27.55%   19.01%    N/A       N/A     22.40%     05/03/93
                          Alger American Small Capitalization      12.49%   23.58%   11.25%   14.29%     N/A     17.98%     09/20/88
                          Berger Small Company Growth              12.04%   29.24%    N/A      N/A       N/A     31.87%     05/01/96
                          CLASF Capital                            15.00%   24.66%   19.56%   16.03%     N/A     15.54%     04/23/93
                          CLASF Value Equity                        5.45%   21.48%   15.29%   12.22%     N/A     10.75%     12/04/89
                          Dreyfus Capital Appreciation             19.89%   26.11%   28.43%    N/A       N/A     20.31%     03/31/93
                          Dreyfus Growth & Income                   5.71%   11.63%   19.53%    N/A       N/A     20.61%     05/02/94
                          Dreyfus Socially Responsible             17.52%   28.79%   26.33%    N/A       N/A     21.61%     10/07/93
                          Fidelity VIP II Contrafund               15.64%   27.66%   13.58%    N/A       N/A     27.42%     01/03/95
                          Fidelity VIP Growth                      18.26%   27.33%   20.87%   17.83%    15.86%   14.91%     10/09/86
                          Montgomery Growth                         7.69%   18.08%    N/A      N/A       N/A     25.71%     02/09/96
                          Fidelity VIP II Index 500                16.57%   27.73%   27.93%   20.92%     N/A     19.58%     08/27/92
                          Fidelity VIP III Growth Opportunities    10.36%   23.31%   22.50%    N/A       N/A     24.56%     01/03/95
                          Seligman Frontier                         7.63%   13.11%   19.83%    N/A       N/A     21.75%     10/11/94
                          ----------------------------------------------------------------------------------------------------------
International             Berger-IPT International                 15.29%   10.20%    N/A      N/A       N/A     10.11%     05/01/97
                          CLASF International Equity               12.31%   (1.12)%  12.01%    N/A       N/A     11.69%     04/24/95
                          Fidelity VIP Overseas                    15.11%    9.46%   13.37%   11.82%    9.46%     7.66%     01/28/87
                          Montgomery Emerging Markets             (26.57)% (40.10)%   N/A      N/A       N/A    (10.89)%    02/02/96
                          ----------------------------------------------------------------------------------------------------------
Specialty Portfolio       Seligman Communications & Information    12.31%   26.44%   12.31%     N/A      N/A     21.31%     10/11/94
                          ----------------------------------------------------------------------------------------------------------
Balanced                  CLASF Managed                             3.56%   14.00%   10.71%    8.90%     N/A      8.79%     12/04/89
                          Fidelity VIP II Asset Manager             8.49%   16.83%   16.79%   11.39%     N/A     11.47%     09/06/89
                          ----------------------------------------------------------------------------------------------------------
Fixed Income Portfolios   CLASF Bond                                2.44%    7.18%    5.87%    4.67%     N/A      6.20%     12/04/89
                          Fidelity VIP High Income                  4.03%   12.81%   13.15%   10.78%    10.80%   10.73%     09/19/85
                          ----------------------------------------------------------------------------------------------------------
Money Market              CLASF Money Market                        1.67%    3.48%    3.27%    2.82%     N/A      2.97%     12/04/89

CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 1998) is 5.51%. VariFund Fixed
Account MVA 1 year rate was 4.50% as of July 1, 1998. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an invester's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life
Insurance Company of New York, Harrison, NY at (800) 462-6666 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

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
                                                                                                    VARIABLE SUB-ACCOUNT PERFORMANCE
                                                                                                    --------------------------------
                   Average Annual Total Returns For Periods Ending June 30, 1998 * Assuming Contract Is Surrendered At End Of Period


PORTFOLIO TYPE               PORTFOLIO                                       ONE      THREE    FIVE      TEN     SINCE     INCEPTION
                                                                    YTD     YEAR      YEAR     YEAR     YEAR   INCEPTION      DATE
------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios         Alger American Growth                    20.71%   30.01%   22.61%   21.83%     N/A     19.61%     01/08/89
                          Alger American Leveraged AllCap          19.31%   25.81%   23.92%    N/A       N/A     34.30%     01/25/95
                          Alger American MidCap Growth             14.23%   22.15%   17.94%    N/A       N/A     22.18%     05/03/93
                          Alger American Small Capitalization       7.09%   18.18%   10.02%   13.97%     N/A     17.98%     09/20/88
                          Berger Small Company Growth               6.64%   23.84%     N/A     N/A       N/A     27.37%     05/01/96
                          CLASF Capital                             9.60%   19.26%   18.50%   15.73%     N/A     15.25%     04/23/93
                          CLASF Value Equity                        0.05%   16.08%   14.15%   11.87%     N/A     10.75%     12/04/89
                          Dreyfus Capital Appreciation             14.43%   20.71%   27.51%    N/A       N/A     20.07%     03/31/93
                          Dreyfus Growth & Income                   0.31%    6.23%   18.47%    N/A       N/A     20.13%     05/02/94
                          Dreyfus Socially Responsible             12.12%   23.29%   25.38%    N/A       N/A     21.24%     10/07/93
                          Fidelity VIP II Contrafund               10.24%   22.26%   22.39%    N/A       N/A     26.71%     01/03/95
                          Fidelity VIP Growth                      12.86%   21.93%   19.83%   17.65%    15.86%   14.91%     10/09/86
                          Montgomery Growth                         2.29%   12.68%     N/A     N/A       N/A     24.33%     02/09/96
                          Fidelity VIP II Index 500                11.17%   22.33%   27.01%   20.67%     N/A     19.39%     08/27/92
                          Fidelity VIP III Growth Opportunities     4.96%   17.91%   21.49%    N/A       N/A     23.81%     01/03/95
                          Seligman Frontier                         2.23%    7.71%   18.77%    N/A       N/A     21.04%     10/11/94
                          ----------------------------------------------------------------------------------------------------------
International             Berger-IPT International                  9.89%    4.92%     N/A     N/A       N/A      5.53%     05/01/97
                          CLASF International Equity                6.91%   (6.52)%  10.29%    N/A       N/A     10.57%     04/24/95
                          Fidelity VIP Overseas                     9.71%    4.06%   12.19%   11.47%    9.46%     7.66%     01/28/87
                          Montgomery Emerging Markets             (31.97)% (45.50)%    N/A     N/A       N/A    (13.12)%    02/02/96
                          ----------------------------------------------------------------------------------------------------------
Specialty Portfolio       Seligman Communications & Information    12.31%   21.04%   11.11%    N/A       N/A     20.59%     10/11/94
                          ----------------------------------------------------------------------------------------------------------
Balanced                  CLASF Managed                            (1.84)%   8.60%    9.47%    8.52%     N/A      8.79%     12/04/89
                          Fidelity VIP II Asset Manager             3.09%   11.43%   15.68%   11.03%     N/A     11.38%     09/06/89
                          ----------------------------------------------------------------------------------------------------------
Fixed Income Portfolios   CLASF Bond                               (2.96)%   1.78%    4.52%    4.22%     N/A      6.20%     12/04/89
                          Fidelity VIP High Income                 (1.37)%   7.41%   11.97%   10.42%    10.80%   10.73%     09/19/85
                          ----------------------------------------------------------------------------------------------------------
Money Market              CLASF Money Market                       (3.73)%  (1.92)%   1.84%    2.33%     N/A      2.97%     12/04/89


The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity
VIP and Fidelity II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II.
*Actual cumulative return since inception less the maximum possible sales charge.

Annuities are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company.

Variable Annuity Contract Issued By: Canada Life Insurance Company of New York, 500 Mamsreneck Avenue, Harrison, NY 10528
Distributed By: Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W., Atlanta, GA 30339

                                                                                                                          July, 1998
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